FINANCIAL ASSETS AND LIABILITIES - Cash flows of the derivatives (Details) - Derivatives designated as cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows of the derivatives
Cash flows	$ (2,000)	$ (11,000)
Cash flow hedge reserve	2,000	300
Less than 1 year
Cash flows of the derivatives
Cash flows	(2,000)	(9,000)
Between 1 and 3 years
Cash flows of the derivatives
Cash flows	$ 0	$ (2,000)